SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2000

                  THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                  Approx Asset
Date           Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

03-06   GER     5600    16.7790     18.95          Weeden & Co.
03-07   GER    16000    16.6758     19.04              " "
03-08   GER     7100    16.5731     19.00              " "
03-09   GER     5000    16.6125     19.16              " "
03-10   GER    25000    16.6150     19.39              " "
03-13   GER    25000    16.3993     18.86              " "
03-14   GER     4000    16.6094     18.61              " "
03-15   GER    11800    16.5689     17.89              " "
03-21   GER     3500    16.6554     18.78              " "
03-22   GER     3000    16.6458     18.57              " "
03-23   GER    18100    16.8550     18.54              " "
03-28   GER     5700    16.8586     18.88              " "
03-29   GER     5700    16.9375     18.37              " "


The Germany Fund, Inc.
( Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  04/01/00